Derivative Contracts - Effects of Derivative Contracts in Condensed Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	$ 2,032		$ 775	$ 494
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(226)	(337)
Net Amounts of Assets Presented in Consolidated Balance Sheet	458		549	157
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	458		549	157
Derivative Asset	458		549
Gross Amounts of Recognized Liabilities	1,574		226	2,162
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(226)	(337)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				1,825
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited				(1,737)
Net Amount				88
Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	564	538	1,658	4,458	9,430
Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	458		548
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset			1	157
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities				1,825
Open metal contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	1,953		603	294
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(224)	(294)
Net Amounts of Assets Presented in Consolidated Balance Sheet	379		379
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	379		379
Gross Amounts of Recognized Liabilities	1,574		224	1,647
Gross Amounts Offset in Consolidated Balance Sheet	(1,574)		(224)	(294)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				1,353
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited				(1,353)
Open metal contracts [Member] | Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	651	504	1,339	3,884	7,605
Open electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets	79		169	43
Gross Amounts Offset in Consolidated Balance Sheet			(2)	(43)
Net Amounts of Assets Presented in Consolidated Balance Sheet	79		167
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount	79		167
Gross Amounts of Recognized Liabilities			2	131
Gross Amounts Offset in Consolidated Balance Sheet			(2)	(43)
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				88
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Net Amount				88
Interest rate cap agreements [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets			1	157
Net Amounts of Assets Presented in Consolidated Balance Sheet			1	157
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			1	157
Interest rate cap agreements [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Unrealized loss	(1)	(146)	156	1,851	(800)
Open natural gas contracts [Member]
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets			2
Net Amounts of Assets Presented in Consolidated Balance Sheet			2
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Received
Net Amount			2
Gross Amounts of Recognized Liabilities				384
Net Amounts of Liabilities Presented in Consolidated Balance Sheet				384
Amount Not Offset in the Consolidated Balance Sheet, Financial Instruments
Amount Not Offset in the Consolidated Balance Sheet, Cash Collateral Deposited				(384)
Natural gas contracts [Member] | Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	(2)	69	76	517	1,825
Electricity contracts [Member] | Cost of Sales [Member]
Derivatives, Fair Value [Line Items]
Realized and unrealized gain (loss)	$ (85)	$ (35)	$ 243	$ 57